Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings	$ 115
Beginning balance, lease liabilities	2,836	$ 2,957
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	(1,346)	(4,149)
Principal Repayment of Leases	(288)	(302)
Payment for Purchase of Warrants	(711)	0
Non-Cash Changes:
Lease Additions	57	25
Ending balance, short term borrowings	179	115
Ending balance, lease liabilities	2,658	2,836
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, dividend payable	9	0
Non-Cash Changes:
Ending balance, dividend payable	9	9
Dividends Payable | Common Shares
Changes From Financing Cash Flows:
Dividends paid	(990)	(682)
Variable Dividends Paid on Common Shares		(219)
Non-Cash Changes:
Dividends declared	990	682
Variable Dividends Declared on Common Shares		219
Dividends Payable | Preference shares
Changes From Financing Cash Flows:
Dividends paid	(36)	(26)
Non-Cash Changes:
Dividends declared	36	35
Warrant Purchase Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, warrant payable	0	0
Changes From Financing Cash Flows:
Payment for Purchase of Warrants	(711)
Finance and Transaction Costs	(2)
Non-Cash Changes:
Finance and Transaction Costs	2
Warrants Purchased and Cancelled	711
Ending balance, warrant payable	0	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings	115	79
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	58	34
Non-Cash Changes:
Exchange Rate Movements and Other	6	2
Ending balance, short term borrowings	179	115
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long term debt	8,691	12,385
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	(1,346)	(4,149)
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	(84)	(29)
Finance and Transaction Costs	(19)	(28)
Exchange Rate Movements and Other	(134)	512
Ending balance, long term debt	7,108	8,691
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities	2,836	2,957
Changes From Financing Cash Flows:
Principal Repayment of Leases	(288)	(302)
Non-Cash Changes:
Lease Acquisitions	33
Lease Additions	57	25
Lease Divestitures	(11)
Exchange Rate Movements and Other	31	156
Ending balance, lease liabilities	$ 2,658	$ 2,836